Acquisitions (Pro Forma Information) (Details) (GradeBeam and Submittal Exchange [Member], USD $) In Thousands, except Per Share data, unless otherwise specified	9 Months Ended	12 Months Ended
	Jun. 30, 2012	Sep. 30, 2012	Sep. 30, 2011
GradeBeam and Submittal Exchange [Member]
Business Acquisition [Line Items]
Revenues	$ 15,848	$ 22,167	$ 15,172
Loss from operations	(13,670)	(17,653)	(14,985)
Net loss available to Textura Corporation common stockholders	$ (13,639)	$ (20,076)	$ (32,408)
Net loss per share, basic and diluted	$ (1.60)	$ (2.35)	$ (4.39)